Summary of Significant Accounting Policies (Tables) - Rosecliff Acquisition Corp I [Member]	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Class A Common Stocks Reflected in the Condensed Balance Sheets	At December 31, 2022 and 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:
Gross proceeds	$253,000,000
Less:
Proceeds allocated to Public Warrants	(7,590,000)
Class A common stock issuance costs	(13,934,844)
Plus:
Accretion of carrying value to redemption value	21,524,844
Class A common stock subject to possible redemption, December 31, 2021	$253,000,000
Plus:
Accretion of carrying value to redemption value	2,310,479
Less:
Redemption of Class A common stock	(250,522,502)
Class A common stock subject to possible redemption, December 31, 2022	$4,787,977

Schedule of Basic and Diluted Net Income Per Share of Common Stock	The following table reflects the calculation of basic and diluted net income per share of common stock (in dollars, except per share amounts):
	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$8,816,873	$2,222,201	$(1,674,526)	$(473,752)
Denominator:
Basic and diluted weighted average shares outstanding	25,095,264	6,325,000	21,972,877	6,216,507
Basic and diluted net income (loss) per share of common stock	$0.35	$0.35	$(0.08)	$(0.08)